                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                           FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANIES

            Investment Company Act file number: 811-21329


                        AGILE FUNDS, INC.
         (Exact name of registrant as specified in charter)


      4141 ARAPAHOE AVENUE, SUITE 207, BOULDER, COLORADO 80303
         (Address of principal executive offices) (Zip code)

                        Neal R. Greenberg
                 Tactical Allocation Services LLC
                  4141 Arapahoe Avenue, Suite 207
                      BOULDER, COLORADO 80303
             (Name and address of agent for service)


     Registrant's Telephone Number, including Area Code: (303) 440-6500


               Date of fiscal year end: OCTOBER 31


        Date of reporting period: JANUARY 21, 2004 - APRIL 30, 2004

Item 1 - Reports to Stockholders

[AGILE FUNDS, INC. LOGO]


SEMI-ANNUAL REPORT


APRIL 30, 2004
(UNAUDITED)

PRESIDENT'S LETTER

                                                      April 30, 2004 (unaudited)

[AGILE FUNDS, INC. LOGO]

TO OUR SHAREHOLDERS:

We are pleased to provide you with Agile Multi-Strategy Fund's semi-annual report for the period ending April 30, 2004. It should be noted that the Fund was launched in the middle of the six month period this report would normally cover. Therefore, all information is from the first day the Fund priced, January 21, 2004, through the end of this reporting period, a total period of slightly more than three months.

The following table summarizes the total return of the Fund and the S&P 500 Index as of April 30, 2004.

                                 TOTAL RETURN(1)
     -------------------------------------------
     Agile Multi-Strategy Fund       -0.40%
     S&P 500 Stock Index             -2.76%

In the preliminary stages of investing the Fund's portfolio, the fund emphasized long/short and trading strategies. In general, the long/short strategies had a positive contribution to the portfolio, while the trading strategies had a slightly negative contribution. In early April, shortly after the Fund's assets reached $25 million, the portfolio was expanded to gain more diversity in the strategies that affect the Fund's performance. In aggregate, the new strategies have negatively contributed to the total return of the Fund. This was at least partially due to the increase in interest rates that occurred during April. While the volatility of the Fund's daily returns has been relatively low compared to the S&P 500 Index and the total return has outperformed the S&P 500 Index, the fund will continue to emphasize enhancing its absolute return, multi-strategy approach.

As always past performance is no guarantee of future performance. In addition, the short time period that the Fund has been in existence should be considered when viewing any comparison to the Fund.

Sincerely,


/s/ Marc Nicolay
Marc Nicolay
President/CEO

(1) FOR THE PERIOD OF JANUARY 21, 2004, INCLUDING THAT DATE, THROUGH APRIL 30, 2004

STATEMENT OF INVESTMENTS
April 30, 2004 (unaudited)

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
  COMMON STOCKS+ - 38.66%
  3M Co                                                       211   $     18,247
  Abbott Laboratories                                         333         14,659
  ABC Bancorp                                               1,200         22,872
* Abiomed Inc                                               3,800         43,396
* Adaptec Inc                                               4,800         37,536
* Aether Systems Inc                                        8,900         34,888
* Airspan Networks Inc                                      6,000         32,040
* AK STL Hldg Corp                                          7,500         35,250
* Alderwoods Group Inc                                      4,100         50,348
* Allied Healthcare Intl Inc                                4,850         29,634
  Allstate Corp                                             1,000         45,900
  Altria Group Inc.                                           263         14,565
  American Finl Group Inc Ohio                              1,400         42,980
  Ameristar Casinos Inc                                     1,100         34,892
  Annaly Mtg Management Inc                                 2,300         39,790
* Ansoft Corp                                               2,500         34,875
  Anworth Mortgage Asset Corp                               3,100         36,177
* Apollo Group Inc                                            165         14,995
* Apple Computer Inc                                        1,400         36,022
  Applera Corp                                              2,500         46,425
* Applica Inc                                               3,300         37,026
  Applied Industrial Tech Inc                               1,400         36,792
* Arch Capital Group Ltd.                                   1,000         40,180
  Archer Daniels Midland Co                                 2,400         42,144
* Argonaut Group Inc                                        1,900         35,150
* Armor Holdings Inc.                                       1,300         42,952
* Arqule Inc                                                5,300         35,192
  Arrow International Inc                                   1,200         35,904
  Associated Estates Realty Corp                            4,600         37,490
  AT&T Corp                                                 2,700         46,305
  Autodesk Inc                                              1,200         40,200
  Automatic Data Processing Inc                               236         10,339
* Avant Immunotherapeutics Inc                             14,900         41,571
* Aviall Inc                                                2,300         38,065
  Avista Corp                                               2,600         43,940
  Avon Products Inc                                           189         15,876
* Aztar Corp                                                1,500         38,850
  Baldwin & Lyons                                             600         16,620
  Bassett Furniture Inds                                    2,100         37,674
  Bemis Inc                                                 1,400         37,814
  Black & Decker Corp                                         250         14,463
* Bluegreen Corp                                            3,700         47,212
  Borders Group Inc                                         1,700         40,749
* Boston Communications Group                               3,600         38,736
  Bowne & Co Inc                                            2,300         38,939
* Bruker BioSciences Corp                                   7,300         37,887
* Caesars Entertainment Inc                                 3,300         43,725
  Cal - Maine Foods Inc                                     2,900         32,016
* Capital Crossing Bank                                       800         38,960
  Cash Amer Intl Inc                                        1,800         38,502
  Cendant Corp                                              2,189         51,836
  Centerpoint Energy Inc                                    3,800         41,002
* Central Coast Bancorp                                       600         10,771
* Century Business Services                                 8,700         35,931
* Ceres Group Inc                                           6,225         42,641
* Charlotte Russe Holding Inc                               2,300         37,835
* Charming Shopes Inc                                       5,700         40,242
  Chartermac                                                2,500   $     48,975
* Checkpoint Systems, Inc                                   2,200         35,354
  Chesapeake Corp Com                                       1,700         38,607
* Ciber Inc                                                 4,500         39,375
  CIGNA Corp                                                  700         45,157
  Circuit City Stores Inc                                   3,700         43,216
* Clark Inc                                                 2,000         36,720
* Clarus Corp                                               3,500         38,640
  Clorox Co                                                   204         10,563
  CNH Global N.V.                                           2,000         39,720
  Coastal Bancorp Inc                                       1,000         41,450
  Coca Cola Co                                                556         28,117
  Coca Cola Enterprises Inc                                 1,700         45,900
  Colgate Palmolive Co                                        445         25,757
  Colonial Bancgroup Inc                                    2,600         44,798
* Community Health Sys Inc.                                 1,600         41,264
  ConAgra Foods Inc                                           532         15,369
  Cooper Tire & Rubber Co                                   1,700         36,363
  Corn Products Intl Inc                                      900         38,250
  Corporate Office Ppty Trust                               2,100         42,735
* Corrections Corp Of America                               1,000         36,440
  Crawford & Company                                        4,000         19,200
* Cross Country Healthcare Inc                              2,100         34,629
  CSS Industries Inc                                          700         23,660
* Curagen Corp                                              6,000         34,800
  D R Horton Inc                                            1,300         37,440
* Dave & Buster's Inc                                       2,100         39,081
* Digi International Inc                                    4,000         38,880
* Digimarc Corp                                             2,700         30,456
  Dimon Inc                                                 5,900         40,887
* Dionex Corp                                                  65          3,317
  Dover Motorsports Inc.                                    7,200         28,800
* Dress Barn Inc                                            2,900         48,778
* Dril-Quip Inc                                             2,200         37,796
* DRS Technologies Inc.                                     1,500         42,375
* Ducommun Inc Del                                          1,800         42,480
* Durect Corp                                              10,500         42,000
* EMC Corp                                                  3,100         34,596
  Emerson Electric Co                                         287         17,283
* Energy Partners LTD                                       2,900         40,600
  Ennis Business Forms Inc                                  2,600         38,974
  Equifax Inc                                                 395          9,681
* Equinix Inc.                                              1,400         41,146
  Equity One Inc                                            2,100         34,440
* E-Z-EM Inc.                                               3,000         46,800
  FBL Finl Group Inc                                        1,400         37,282
  Fidelity Nat Finl Corp.                                   1,100         40,260
* Finisar                                                  21,900         38,763
  First American Finl Corp                                  1,700         46,104
  First Federal Capital Corp                                1,700         43,571
  First Republic Bank                                       1,100         41,910
  Flushing Financial Corp                                   2,300         39,560
  FNMA                                                        143          9,827
  Fortune Brands Inc                                          188         14,335
  Gannett Inc                                                 155         13,435
* Gateway Inc                                               8,500         40,970
* Genaera Corp                                              8,600         36,378

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
  COMMON STOCKS (continued)
  Gencorp Inc.                                              4,500   $     47,745
* Genelabs Technologies                                    13,400         36,850
* Genencor International Inc                                2,600         37,752
  General Electric Co                                         458         13,717
* General Maritime Corp                                     2,000         40,180
* Gentiva Health Services                                   2,700         39,447
  Genuine Parts Co                                          1,100         39,380
  Georgia-Pacific Corp                                      1,100         38,610
  Gibraltar Steel Corp                                      1,700         41,820
  Gillette Co                                                 364         14,895
* Graphic Packaging Corp                                    8,500         46,580
  Great American Finl Res Inc                               2,200         35,090
* Griffon Corp                                              1,700         37,315
  Gulf Island Fabrication Inc                               1,800         40,464
* Haemonetics Corp                                          1,400         39,522
* Hartmarx Corp                                             6,800         39,644
  Healthcare Services Group                                 2,500         39,250
  Holly Corp                                                1,100         36,949
  HRPT Properties Trust                                     3,700         35,335
  Hubbell Inc - CL B                                          900         40,446
  Hudson River Bancorp                                      2,200         39,622
  Hughes Supply Inc                                           700         39,123
* Hypercom Corp                                             5,900         39,530
* Identix Incorporated                                      7,000         44,520
  Impac Mortgage Holdings Inc                               2,300         43,263
  Independence Community Bank                               1,100         40,073
  Indymac Bancorp Inc                                       1,100         35,376
* Infocrossing Inc                                          3,000         43,200
* Infonet Services Corp Cl B                               10,500         19,425
* InfoUSA                                                   3,800         34,542
  Ingles Markets Inc                                        3,700         41,440
  Integral Systems Inc                                      2,200         39,600
* Integrated Electrical Svc Com                             3,200         31,200
* ITXC Corp                                                16,000         35,680
* IXYS Corp                                                 3,700         31,709
* Jack in the Box Inc                                       1,300         35,204
  Jefferies Group Inc                                       1,100         37,510
  Johnson & Johnson                                           199         10,752
  Kaman                                                     5,200         64,636
* Kensey Nash Corp                                          1,200         38,880
* Keynote Sys Inc                                           3,100         36,766
  Kimball International Inc                                 2,700         39,879
  Kimberly Clark Corp                                         231         15,119
* Komag Inc.                                                3,200         40,672
* Kosan Biosciences, Inc.                                   3,200         44,224
  Kramont Realty Trust                                      2,500         39,525
  La Z Boy Inc                                              1,700         35,428
  Lasalle Hotel Properties                                  1,800         39,600
* Laureate Education Inc                                      413         14,558
* LeCroy Corp                                               2,000         38,540
  Leggett & Platt Inc                                       1,700         38,420
  Lexington Corp PPTYS TR                                   2,000         36,980
  Lincoln Electric Holdings                                 1,300         40,989
  Lithia Motors Inc                                         1,500         38,745
  Lone Star SteakHouse                                      1,300         39,975
  Long's Drug Stores Corp                                   2,100         41,160
  Louisiana Pacific Corp                                    1,700         40,103
* Lucent Technologies Inc                                  10,000   $     33,700
* Magna Entertainment                                       7,100         36,707
* Magnum Hunter Re                                          4,300         44,161
* MapInfo Corp                                              3,400         37,570
* Marinemax Inc.                                            1,400         39,914
  Masco Corp                                                1,300         36,413
* Maxwell Shoe Inc Cl A                                     1,900         42,921
  MBNA Corp                                                   674         16,432
  McCormick & Co Inc                                          429         14,655
  McGraw Hill Cos, Inc                                        136         10,725
* McLeodusa Inc                                            35,800         31,862
  MDU Resources Group Inc                                   1,800         40,320
* Medical Action Industries Inc.                            2,300         43,771
* Medquist Inc                                              2,800         38,108
  Medtronic Inc                                               209         10,546
  Merck & Co Inc                                              153          7,191
  MFA Mortgage Investments Inc                              5,500         49,005
  Midland Co.                                               1,100         29,152
  Monaco Coach Corp                                         1,500         39,105
* Moog Inc                                                  1,250         41,250
  Motorola Inc                                              2,100         38,325
  Myers Industries Inc                                      3,500         49,385
  National City Corp                                        1,200         41,604
  National Fuel Gas Co                                      1,500         36,735
* National Processing Inc                                   1,500         37,200
* National RV Hldgs Inc.                                    2,700         36,315
  Natures Sunshine Prods Inc                                2,500         36,250
* NBTY Inc Com                                                382         14,195
* NCI Building Systems Inc                                  1,400         40,978
* NCO Group Inc                                             1,800         40,860
* Neose Technologies Inc                                    4,000         36,760
* Network Equipment Tech Inc.                               4,200         35,910
  Nordstrom Inc                                             1,100         39,193
  Norfolk Southern Corp                                     1,700         40,494
* Northfield Labs Inc                                       2,500         38,325
* O Charleys Inc                                            1,900         35,891
  Odyssey Re Hldgs Corp                                     1,600         37,968
* Office Depot Inc                                          2,300         40,273
  OGE Energy Corp                                           1,700         40,885
* Ohio Casualty Corp                                        2,200         43,164
  OMI Corp                                                  3,800         38,266
  Omnicron Group Inc.                                         218         17,333
* ON Semiconductor Corp                                     5,600         27,048
  Option Care Inc.                                          3,300         47,256
* Orthodontic Ctrs of America                               4,500         32,265
* Oscient Pharmaceuticals Corp                              6,900         40,020
  Otter Tail Corp                                           1,500         39,540
  Overseas Shipholding Group                                1,100         36,047
  Owens & Minor Inc                                         1,600         38,880
* Pacific Sunwear of California                             1,800         38,646
* Papa Johns Intl Inc                                       1,200         40,140
* Parexel International Corp.                               2,100         41,034
* Parker Drilling Co                                       10,200         32,028
* Patterson Dental Co.                                         45          3,317
  Paychex Inc                                                 271         10,103
* Penn National Gaming Inc                                  1,600         47,184
  Penn-America Group Inc                                    2,575         31,389

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
  COMMON STOCKS (CONTINUED)
  Pepsi Bottling Group Inc                                    480   $     14,050
  PepsiAmericas Inc                                         2,200         44,066
  PepsiCo Inc                                                 394         21,469
* Perot Systems Corp- Cl A                                  3,000         39,960
  Perrigo Co                                                1,700         36,669
  PFF Bancorp, Inc.                                         1,100         41,195
  Pfizer Inc                                                  390         13,946
* Pharmacyclics Inc                                         3,100         36,890
* Pharmos Corp                                             10,300         39,346
* Pinnacle Entertainment Inc                                3,200         36,544
  Pope & Talbot Inc                                         2,000         33,200
* PPC Escrow Corp                                           1,900         43,947
* PRAECIS Pharmaceuticals Inc                               8,500         49,640
  Premcor Inc                                               1,100         37,873
  PXRE Group Ltd                                            1,500         35,430
* Radyne ComStream Inc                                      5,400         49,842
* Rayovac Corp                                              1,500         39,975
  Regal Beloit                                              1,800         36,018
  Reinsurance Group America Inc                             1,000         38,820
  Reliance Steel & Aluminum                                 1,000         33,020
  Republic Bancorp Ky                                         700         13,125
  Resource America Inc.                                     2,000         38,720
  Richardson Elec LTD                                       3,100         34,131
  RPC Inc.                                                  3,300         42,504
* RTI International Metals Inc.                             2,600         38,090
  Ruddick Corp                                              2,200         44,880
* Ryan's Family Stk Houses Inc                              2,400         43,536
  Safety Insurance Group Inc                                2,300         49,703
* Saks Inc                                                  2,400         34,560
  Sara Lee Corp                                               658         15,187
* Savient Pharmaceuticals Inc                              13,400         50,250
* Savvis Communications Corp.                              17,700         35,754
* Saxon Capital Inc                                         1,700         36,975
* SBA Communications Corp                                   9,100         36,400
* SBS Technologies Inc                                      2,600         38,740
  Schawk Inc                                                1,800         23,400
  Schulman A Inc                                            1,800         36,000
  Scottish Re Group Ltd                                     1,700         37,196
* SCS Transportation Inc                                    1,800         41,184
  Sensient Technologies Corp                                1,900         38,874
* Service Corp Intl                                         5,500         40,645
* Smart & Final Inc                                         3,500         40,425
* Smithfield Foods Inc                                      1,828         48,625
  Southwest Bancorp Inc/Okla                                2,400         39,600
  Stanley Furniture Co Inc                                  1,000         40,000
  Stanley Works                                               329         13,986
  State Street Corp                                           279         13,615
* Steel Dynamics                                            1,700         40,919
  Steel Technologies Inc                                    2,000         38,580
* Stein Mart Inc.                                           3,600         45,792
* Stewart Enterprises Inc-Cl A                              5,200         37,960
* Stoneridge Inc                                            2,700         41,175
* Storage Technology Corp                                   1,500         39,405
  Stride Rite Corp Com                                      3,500         37,555
  Stryker Corp                                                184         18,203
  Sunoco Logistics Partners                                 1,325         44,017
  Sunrise Telecom Inc                                       9,800         31,350
* Sunterra Corp                                             3,000   $     39,300
* Suntron Corp                                              2,300         16,698
* Supergen Inc                                              4,800         39,408
  Sypris Solutions Inc                                      3,800         72,808
* Tellabs Inc                                               4,100         35,793
* Tesoro Petroleum Corp                                     2,000         40,620
* The Bisys Group Inc                                       2,800         40,600
  The Buckle Inc                                            1,400         38,248
* Thermogenesis Corp                                        8,900         41,741
  Thornburg Mortgage                                        1,600         41,408
* Tier Technologies Inc                                     3,700         38,036
* Trammell Crow Co.                                         2,700         36,477
  Trizec Properties Inc                                     3,500         50,120
  Tyson Foods Inc.                                          3,301         61,861
* U.S. Express Enterprises-A                                2,400         35,496
* UICI                                                      2,700         46,737
  United Community Financial                                3,400         41,718
  United Fire & Casualty Co                                 1,000         43,830
  United Industrial Corp                                    2,200         45,188
* Universal American Financial                              4,500         49,500
* URS Corp                                                  1,400         36,162
  Urstadt Biddle Cl-A                                       2,600         36,088
* Utilicorp United                                          9,000         38,250
  Valero Energy Corp                                          800         51,008
  Valmont Industries                                        2,000         41,000
* Viasys Healthcare Inc                                     1,600         31,040
* Viisage Technology Inc.                                   3,600         29,952
  Walter Industries Inc                                     2,800         34,944
* Watchguard Technologies Inc                               4,600         32,016
* Water Pik Technologies Inc                                2,500         40,750
  Watsco Inc                                                1,400         40,810
* Webmethods Inc                                            4,600         39,560
* Wellchoice Inc                                            1,000         42,400
* West Corp                                                 1,600         39,088
  West Pharmaceutical Serv Inc                              1,000         38,800
  Westar Energy Inc                                         1,900         38,779
  Williams Co Inc                                           3,700         38,110
* Wilshire Financial Services                               3,700         36,260
* Wilshire State Bank-California                            1,600         38,224
  Wolverine World Wide Inc                                  1,500         40,320
  World Fuel Services Corp.                                   900         38,088
  World Wrestling Entmnt Inc                                3,100         42,656
  Xcel Energy Inc                                           2,100         35,133
  X-rite Inc                                                2,500         33,700
  Zenith National Insurance Corp                              900         38,808
                                                                    ------------

  TOTAL COMMON STOCK                                                  11,932,453
  (Cost $12,335,888)                                                ------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
MUTUAL FUNDS - 5.66%
First American Prime Obligation                            78,239   $     78,239
Gladstone Capital Corp.                                     2,000         40,980
Merger Fund                                                33,331        512,966
Metropolitan West Strat In-M                               46,083        515,668
Northeast Investors Trust                                  65,617        498,031
ProFunds Rising Rates Op                                    4,244        101,486
                                                                    ------------

TOTAL MUTUAL FUNDS                                                     1,747,370
(Cost $1,757,848)                                                   ------------

WARRANTS - 19.46%
Agile Dynamic Fund
  linked Warrant                                              250      6,005,000
                                                                    ------------

TOTAL WARRANTS                                                         6,005,000
(Cost $6,250,000)                                                   ------------

U.S. GOVERNMENT AGENCY                                  PRINCIPAL
OBLIGATIONS - 30.02%                                       AMOUNT
Federal Home Loan Bank                               $  9,267,000      9,267,000
Discount Note, Due                                                  ------------
5/3/04, 0.65%

TOTAL U.S. GOVERNMENT                                                  9,267,000
AGENCY OBLIGATIONS                                                  ------------
(Cost $9,267,000)

TOTAL INVESTMENTS                                           93.80%    28,951,823
(Cost $29,610,736)                                                  ------------

OTHER ASSETS IN EXCESS                                       6.20%     1,913,964
OF LIABILITIES                                                      ------------

NET ASSETS                                                 100.00%  $ 30,865,787
                                                                    ============

+ Sector Breakdown of Common Stocks as of 4/30/04

                                      (AS A PERCENTAGE OF NET ASSETS)
---------------------------------------------------------------------
     BASIC MATERIALS                               3.19%
     CAPITAL GOODS                                 2.32%
     CONSUMER CYCLICALS                            6.78%
     CONSUMER STAPELS                              2.95%
     FINANCIALS                                    8.64%
     HEALTHCARE                                    5.40%
     SERVICES                                      1.82%
     TECHNOLOGY                                    5.54%
     UTILITIES                                     2.02%

*Non-income producing security.

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
  SECURITIES SOLD SHORT - 36.56%
* Able Laboratories Inc                                     2,375   $     45,719
* Accredited Home Lenders                                   1,200         34,788
* Actuant Corp                                              1,100         37,598
* ADC Telecommunications Inc                                1,540          3,850
* Advanced Energy Industries                                2,600         34,424
* Advent Software Inc                                       2,988         55,816
* Affiliated Managers Group                                   800         38,960
* Affymetrix Inc                                            1,900         58,064
* Agilent Technologies Inc                                  1,400         37,814
  Air Products & Chemicals Inc                                800         39,848
* Alexander's Inc                                             294         45,850
* Allegheny Energy Inc                                      2,700         37,206
  Allergan Inc                                                600         52,830
* Altiris Inc                                               1,400         35,420
  Altria Group Inc                                            800         44,304
  Ambassadors Group Inc                                       600         14,190
* American Healthways Inc                                     592         14,344
  American National Insurance                                 600         56,538
  American Power Conversion Corp                            1,700         31,722
  American Woodmark Corp                                      600         38,520
* Amkor Technology Inc                                      5,100         41,208
  Anchor Glass Container Corp.                                700         11,067
  Anheuser Busch Co                                         1,200         61,488
  Applied Signal Technology                                 1,500         40,560
  Arch Chemicals Inc                                        1,300         37,973
* Artesyn Technologies Inc                                  4,200         38,682
* Artisan Components Inc                                    1,700         39,780
  Assurant Inc                                              2,500         60,900
* At Road Inc.                                              3,700         31,154
* AT&T Wireless Services Inc                                2,900         40,049
* Autobytel Inc                                             3,900         36,504
* AutoZone Inc                                                600         52,542
* Avaya Inc                                                 2,600         35,568
* Avocent Corp                                              1,200         38,508
* Beverly Enterprises Inc                                   9,900         58,905
* Biogen Idec Inc                                           1,000         59,000
  BlackRock                                                   700         43,540
* Borland Software Cor                                      4,300         35,475
  Bowater Inc                                               1,200         50,340
  BP Prudhoe Bay Royalty Trust                                400         11,324
* Cablevision Systems Corp                                  1,800         39,294
* Cadence Design Systems                                    4,400         56,408
  Campbell Soup Co                                          1,500         41,445
  Capital City Bank Group Inc                                 900         34,875
  Capitol Federal Financial                                 1,300         41,899
  CCBT Financial Companies Inc                              1,200         40,152
* CCC Information Services Grp                              3,088         49,717
  CDI Corp                                                  1,800         58,068
  CDW Corp                                                    600         37,494
  Centerpoint PPTYS Trust                                     625         45,063
* Central Freight Lines Inc                                 3,300         42,570
* Cephalon Inc                                                700         39,837
  Charles Schwab Corp                                       3,700         38,073
  Chemed Corp                                               1,200         58,080
* Cheniere Energy Inc.                                      2,310         35,204
  Cherokee Inc                                              1,900         43,833
* Chiron Corp                                                 900         41,760

See notes to financial statements.

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
  SECURITIES SOLD SHORT (CONTINUED)
* CIMA Labs Inc                                             1,200   $     37,968
  Citizens Banking Corp                                     1,300         39,819
* Citizens Communications Co                                4,285         55,876
  Clear Channel Communications                                900         37,341
* CNET Networks                                             6,000         51,120
  Coca-Cola Bottling Co                                       800         42,560
* Columbia Sportwear Co                                       900         47,916
  Comerica Inc                                                800         41,304
  Compass Minerals Internation                              2,500         41,000
* Concur Technologies Inc.                                  4,981         51,553
  Connecticut Water Services                                1,500         40,875
* Corinthian Colleges Inc                                   1,200         36,744
* Cost Plus Inc                                             1,000         36,200
* Credence Sys Corp                                         3,100         34,534
  Deb Shops Inc                                             1,700         38,954
* Del Laboratories Inc                                      1,300         37,076
* Devry Inc                                                 1,300         37,440
  Dominion Res Black Warrior                                2,200         62,260
  Dominion Resources Inc                                      900         57,429
* Doubleclick Inc                                           4,500         36,315
  Dreyer's Grand Ice Cream                                    600         47,394
  DTE Energy Co                                             1,100         42,922
  Eastman Chemical Co                                       1,000         42,570
  Eaton Vance Corp.                                         1,200         43,812
* Eclipsys Corp                                             3,400         47,974
* Electro Scientific Industries                             2,700         55,188
* Electronic Arts Inc                                       1,000         50,620
* Emcor group inc                                           1,000         40,900
  Energysouth Inc                                           1,392         53,202
* Enzo Biochem Inc                                          3,700         53,835
* Espeed Inc                                                2,200         38,720
  Essex Property Trust Inc                                    700         42,665
  Expeditors Intl of Wash Inc                               1,000         40,190
  Fifth Third Bancorp                                         900         48,294
  First Citizens Bcshs - CL A                                 382         46,799
  First of Long Island Corp                                   100          4,640
* Fisher Communications Inc                                   900         45,361
* Fleetwood Enterprises Inc                                 2,500         36,250
* Forward Air Corporation                                   1,200         39,936
* Freemarkets Inc                                           7,177         49,880
  Freeport-McMoran C & G Inc                                1,800         54,900
  Fremont General Corp                                      2,500         53,875
  Frontier Oil Corporation                                  2,747         48,842
* Gemstar-TV Guide Intl Inc                                 9,700         54,223
* Gen-Probe Inc                                             1,100         36,674
  Gentex Corp                                               1,000         39,330
* Genzyme Corp                                              1,000         43,560
* Gilead Sciences Inc                                         900         54,747
  Goldman Sachs                                               400         38,600
  Grey Global Group Inc.                                      100         72,509
  Guidant Corp                                                600         37,806
  H&R Block Inc                                             1,100         49,621
  Halliburton Co                                            1,400         41,720
  Harman Intl Industry Inc                                    500         37,925
* Harmonic Inc                                              7,581         50,110
* Heidrick & Struggles Intl Inc                             1,600         39,728
  Helmerich & Payne Inc                                     1,500         40,485
* Highland Hospitality Corp                                 3,600   $     38,232
* Homestore Com Inc                                         7,300         35,040
* Hovnanian Enterprises Cl A                                1,300         46,761
  Hudson United Bancorp                                     1,200         42,876
* Icos Corp                                                 1,600         51,184
  Idacorp Inc                                               1,400         41,510
* Imagistics International Inc                                900         36,441
* IMPAC Medical Systems Inc                                 1,500         36,570
* Impax Labratories                                         1,700         35,377
* INTAC International Inc                                   1,800         26,820
* Integra Lifesciences Hldgs                                1,300         41,600
* InterActive Corp                                          1,300         41,431
  Interchange Financial Svs Corp                            1,700         38,165
* International Bancshares Corp                               800         42,640
* International Steel Group Inc                             1,200         34,860
* Interpublic Group of Cos Inc                              2,400         37,656
* Intrado Inc                                               2,200         37,818
* Intuit Inc                                                1,000         42,470
* IVAX Corp                                                 1,700         36,210
* Jetblue Airways                                           1,992         55,139
* John B. Sanfilippo & Son Inc                              1,800         56,466
  Joy Global Inc                                            1,900         49,875
  Kinder Morgan Inc                                           900         54,189
* Kindred Healthcare Inc                                    1,100         53,878
  Kronos Worldwide Inc                                      1,000         31,090
  Lakeland Financial Corp                                     300          9,150
  Landauer Inc                                              1,000         39,060
* Learning Tree Intl. Com                                   3,188         50,179
  Legg Mason Inc.                                             600         55,236
  Leucadia Natl                                               900         44,343
* Lexar Meida Inc                                           3,800         35,340
* Lionbridge Technologies Inc                               3,800         34,276
* LivePerson Inc                                            6,800         30,185
  LNR Property Corp.                                          800         40,176
  M&T Bank Corp                                               600         51,000
  MacDermid Inc                                             1,600         51,808
* MagneTek Inc                                              4,800         33,120
  Maguire Properties Inc                                    2,192         49,956
* Martek Biosciences Corp                                     700         44,443
  MB Financial Inc                                          1,100         38,775
* Medimmune Inc                                             1,600         38,784
* Mentor Graphics Corp                                      3,500         58,065
* Microstrategy Inc                                           800         38,433
* Millenniumn Chemicals Inc                                 4,085         66,871
  Miller Herman Inc                                         1,892         49,722
* Mohawk Industries, Inc                                      500         38,570
* Nabi Biopharmaceuticals                                   3,600         58,860
  NASB Financial Inc                                        1,200         45,900
  National Instruments Corp                                 1,200         36,672
* National Western Life Co                                    366         53,180
* Navistar Intl Corp                                          800         36,120
* Nektar Therapeutics                                       1,900         38,475
* Nelnet Inc                                                3,000         61,050
* Netegrity, Inc.                                           4,500         37,800
* Netflix.com                                                 450         11,381
* NetScout Systems Inc                                      3,300         22,866
* Networks Assocs Inc                                       2,100         32,928

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
  SECURITIES SOLD SHORT (continued)
  Newell Rubbermaid Inc                                     1,700   $     40,188
  Newmont Mining Corp Holding Co                            1,300         48,620
* Nexstar Broadcasting Group Inc                            3,200         39,424
* NII Holdings Inc-Cl B                                     1,100         38,500
* Novell Inc                                                4,785         46,127
* NPS Pharmaceuticals Inc                                   1,892         47,395
* Nvidia Corp                                               2,300         47,242
* Omnicell Inc                                              2,800         38,584
  Omnicom Group Inc                                           500         39,755
  Oshkosh B'Gosh                                            2,392         55,303
  Oshkosh Truck Corp                                          900         46,080
* Overstock.com Inc                                           288         10,437
  Packaging Corp                                            1,700         37,366
  Park National Corp                                          400         46,180
  Patriot Bank Corporation                                  1,300         35,711
  Patterson-UTI Energy, Inc.                                1,492         53,995
* PC Mall Inc                                               3,100         57,598
* PDF Solutions Inc.                                        3,800         37,620
  Peabody Energy Corp                                         900         42,201
  Peapack Gladstone Finl Corp                                 300          9,540
  Pennrock Finan Services Corp                                300          8,610
* Petmed Express Inc.                                       1,000         10,660
  Petsmart Inc.                                             1,500         41,550
* Pharmaceutical Prod Dev Inc                               1,792         52,989
* Photon Dynamics Inc                                       1,500         46,500
* Pixar Inc                                                   900         61,470
* Plains Resources Inc                                      2,400         43,248
* Plexus Corp                                               2,400         34,512
* PMC-Sierra Inc                                            2,888         35,089
  PNC Financial Svcs Group                                    800         42,480
  Polaris Industries Inc                                    1,200         51,480
  Post Properties Inc                                       1,500         40,335
* Power Integrations Inc                                    1,892         46,600
* Power-One Inc                                             4,680         40,248
  Presidential Life                                         2,600         41,834
  Procter & Gamble Inc                                        135         14,276
* Protein Design Labs Inc                                   1,600         39,168
* Ralcorp Hldgs Inc New                                     1,300         45,253
* Rambus Inc                                                1,892         35,248
  Roper Industries Inc                                        825         40,054
  Sandy Spring Bancorp Inc                                  1,200         42,936
* Sapient Corp                                              6,400         35,840
  SCBT Financial Corp                                         300          9,210
  Schering-Plough Corp                                      2,688         44,970
  Schlumberger Ltd                                            700         40,971
* School Specialty Inc                                        300         10,689
* Scotts Co                                                   600         39,570
* Seacor Holdings Inc                                         900         37,332
* Sealed Air Corp                                             800         39,264
* Semitool Inc.                                             4,685         51,488
* Silicon Valley Bancshares                                 1,692         58,137
  SLM Corp                                                  1,100         42,141
* Sohu.com Inc                                                700         11,718
* Sotheby's Holdings Inc                                    4,232         54,974
* Spinnaker Exploration Co                                  1,100         39,237
* Sports Authority (The) Inc                                1,100         42,174
* Stattec Security Corp                                       500         32,000
* Stratasys Inc                                             1,600   $     32,704
  Strayer Education Inc                                       500         62,485
  Student Loan Corp                                           328         46,445
  Suffolk Bancorp                                             500         16,450
  T Rowe Price Group Inc                                    1,200         61,536
* Take-Two Interactive Software                             1,600         46,224
* Tarragon Realty Investors                                   500          7,006
* Tejon Ranch Co                                            1,025         35,670
* Tekelec                                                   2,300         38,341
* Telik Inc                                                 1,400         32,858
* The Bombay Co Inc                                         9,500         53,200
  Tiffany & Co                                              1,000         39,000
* Tractor Supply Company                                    1,000         39,060
* Transact Technologies Inc                                 2,500         51,275
* Transaction Sys Architects Co                             2,700         57,321
* Transocean Inc                                            1,500         41,655
* Trex Co Inc                                                 396         15,329
* Trident Microsystems Inc                                  3,588         49,766
  Trinity Industires Inc.                                   1,500         45,435
* Tumbleweed Communications Corp                            5,100         19,176
  UGI Corp                                                  1,300         40,950
  UIL Holdings Corp                                         1,300         58,721
* Ulitmate Software Group Inc                               5,200         54,600
* United Online Inc                                         2,300         38,180
* United Panam Financial Corp.                              1,600         23,024
  United Parcel Service, Inc.                                 600         42,090
* Unova Inc                                                 3,100         54,250
* Varian Semiconductor                                      1,100         35,816
  Ventas Inc                                                1,800         39,762
* Verint Systems Inc                                        1,300         34,918
* Virage Logic Corp.                                        3,900         30,771
* Vistacare Inc.                                            1,500         37,785
* Wabash National Corp                                      1,800         45,738
  Waddell & Reed Financial Inc                              2,500         55,575
* WebMD Corp                                                6,077         53,417
  Wesco Financial Corp                                        121         47,969
* West Marine Inc                                           1,400         40,712
  Westamerica Bancorporation                                  800         38,880
  White Mountains Insurance Gp                                 21         10,815
  Whole Foods Mkt Inc                                         600         47,994
* William Lyon Homes Inc                                      600         52,896
* Williams Sonoma Inc                                       1,300         42,224
* Wireless Facilities Inc.                                  5,800         55,622
* WMS Industries Inc.                                       1,850         52,244
* ZiLOG Inc                                                 3,000         36,420
                                                                    ------------

  TOTAL SECURITIES SOLD SHORT                                       $ 11,317,687
  (Proceeds $11,958,274)                                            ============

*Non-income producing security.

See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
April 30, 2004 (unaudited)

                                                                  MULTI-STRATEGY FUND
ASSETS
Investments, at value (Cost $29,610,736) (Note 1)                 $        28,951,823
Deposit with broker for securities sold short                              11,872,800
Dividends receivable                                                           13,264
Interest receivable                                                             2,318
Receivable for portfolio shares sold                                          673,686
Receivable for investments sold                                             1,163,968
-------------------------------------------------------------------------------------
    Total Assets                                                           42,677,859
-------------------------------------------------------------------------------------

LIABILITIES
Securities sold short (Proceeds $11,958,274)                               11,317,687
Payable for portfolio shares redeemed                                         387,976
Dividends payable                                                               3,968
Accrued investment advisory fee                                                42,211
Accrued operating service fee                                                  16,885
Accrued 12b-1 fee                                                              40,522
Other payables                                                                  2,823
-------------------------------------------------------------------------------------
    Total Liabilities                                                      11,812,072
-------------------------------------------------------------------------------------
Net Assets                                                        $        30,865,787
=====================================================================================

COMPOSITION OF NET ASSETS
Paid in capital                                                   $        30,993,565
Accumulated net investment income (loss)                                      (81,325)
Accumulated net realized gain (loss) on investments
    and securities sold short                                                 (28,128)
Net unrealized depreciation on investments
    and securities sold short                                                 (18,325)
-------------------------------------------------------------------------------------
Net Assets                                                        $        30,865,787
=====================================================================================

NET ASSET VALUE PER SHARE
Net Assets                                                        $        30,865,787
Shares of common stock outstanding (300,000,000 shares
    authorized at $0.001 par value)                                         3,099,181
Net asset value and redemption price per share                    $              9.96

See notes to financial statements.

                                                         STATEMENT OF OPERATIONS
                   For the Period January 21, 2004 to April 30, 2004 (unaudited)

                                                                  MULTI-STRATEGY FUND
INVESTMENT INCOME
Dividends                                                         $            28,636
Interest                                                                       10,725
-------------------------------------------------------------------------------------
    Total Investment Income                                                    39,361
-------------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 4)                                              118,171
Operating service fee (Note 4)                                                 47,269
12b-1 fee (Note 5)                                                             47,269
Dividend expense - short sales                                                 11,485
Miscellaneous                                                                   2,836
-------------------------------------------------------------------------------------
    Total Expenses Before Waiver                                              227,030
Expenses waived by investment adviser (Note 4)                               (106,344)
-------------------------------------------------------------------------------------
    Net Expenses                                                              120,686
-------------------------------------------------------------------------------------

Net Investment Income (loss)                                                  (81,325)
-------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
    Investment securities                                                      65,023
    Securities sold short                                                     (93,151)
Change in net unrealized appreciation/depreciation on
    investments and securities sold short                                     (18,325)
-------------------------------------------------------------------------------------
Net gain (loss) on investments and securities sold short                      (46,453)
-------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets From Operations             $          (127,778)
=====================================================================================

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the Period January 21, 2004 to April 30, 2004 (unaudited)

                                                                  MULTI-STRATEGY FUND
OPERATIONS
Net investment income (loss)                                      $          (81,325)
Net realized gain (loss) on:                                                   65,023
    Investment securities                                                     (93,151)
    Securities sold short
Change in net unrealized appreciation/depreciation                            (18,325)
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                        (127,778)
-------------------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 2)
Proceeds from sales of shares                                              31,852,221
Reinvested dividends                                                                -
Cost of shares redeemed                                                      (858,656)
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions              30,993,565
-------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets                                      30,865,787
-------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                                 -
-------------------------------------------------------------------------------------
End of period *                                                   $        30,865,787
=====================================================================================

*Includes accumulated net investment income (loss) of:            $          (81,325)

See notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS
                   For the Period January 21, 2004 to April 30, 2004 (unaudited)

                                                                  MULTI-STRATEGY FUND
SELECTED PER-SHARE DATA
Net asset value - beginning of period                             $             10.00
-------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income (loss)                                               (0.03)
     Net realized and unrealized gain (loss) on investments                     (0.01)
-------------------------------------------------------------------------------------
     Total from investment operations                                           (0.04)
-------------------------------------------------------------------------------------

Net asset value - end of period                                   $              9.96
=====================================================================================

TOTAL RETURN(1) (2)                                                             (0.40)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                   $            30,866
Ratio of expenses to average net assets
     (excluding dividends on short sales)                                        2.30%(3)
Ratio of expenses to average net assets
     (including dividends on short sales)                                        2.54%(3)
Ratio of expenses to average net assets without fee waivers
     (excluding dividends on short sales)                                        4.54%(3)
Ratio of expenses to average net assets without fee waivers
     (including dividends on short sales)                                        4.78%(3)
Ratio of net investment income to average net assets                            (1.71)%(3)
Ratio of net investment income to average net assets
     without fee waivers                                                        (3.95)%(3)
Portfolio turnover rate                                                          1653%

(1) Total return would have been lower had various fees not been waived during the period.
(2)  Total returns for periods of less than one year are not annualized.
(3)  Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES
Agile Funds, Inc., an open-end registered investment company (the "Trust") was organized as a Maryland corporation by a Declaration of Trust dated February 12, 2003. The Trust currently offers one series of shares to investors, the Agile Multi-Strategy Fund (the "Fund"). The Fund is a non-diversified series with an investment objective to achieve consistent absolute returns with low correlation to traditional financial market indices. The Fund commenced operations on January 21, 2004. The Declaration of Trust permits the Trustees to create additional funds and classes.

THE FOLLOWING SUMMARIZES THE SIGNIFICANT ACCOUNTING POLICIES OF THE FUND. SECURITY VALUATION: The net asset value of Fund shares is determined as of the close of the regular session of trading on the NYSE (usually 4:00 p.m. Eastern
Time), on each day the NYSE is open for business. Each determination will be made by valuing portfolio securities, including open short positions, puts and calls, and futures contracts, which are traded on the various exchanges including the NASDAQ National Market System or similar electronic exchange, at the last reported sales price; by valuing portfolio securities for which a quote is readily available at the last quoted price; by valuing portfolio securities for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and by valuing portfolio securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Board of Directors, although others may do the actual calculation. Short-term securities maturing within 60 days are valued either at amortized cost or at original cost plus accrued interest, both of which approximate market value.

FOREIGN SECURITIES: Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

INCOME TAXES: The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions for the Fund are declared and paid annually. Any net capital gains earned by the Fund are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

OTHER: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

2. SHARES OF BENEFICIAL INTEREST
On April 30, 2004, there was 300,000,000 shares of $.001 par value common stock authorized for the Fund. Transactions in shares of common stock were as follows:

                                                 FOR THE PERIOD ENDED
                                                    APRIL 30, 2004
   ------------------------------------------------------------------
   Shares sold                                        3,185,162
   Shares issued as reinvestment of dividends                 -
   Shares redeemed                                      (85,981)
   ------------------------------------------------------------------
   Net increase in shares                             3,099,181
   ==================================================================

3. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, other than short-term securities, for the period ended April 30, 2004 aggregated $52,987,402 and $46,333,744, respectively.

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

FOR THE PERIOD ENDED APRIL 30, 2004                          MULTI-STRATEGY FUND
--------------------------------------------------------------------------------
Gross appreciation (excess of value over tax cost)              $  1,010,146
Gross depreciation (excess of tax cost over value)                (1,028,471)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)                      $    (18,325)
================================================================================
Cost of investments for income tax purposes                     $ 29,610,736
================================================================================

4. INVESTMENT ADVISORY, SUB-ADVISORY AND OPERATING AGREEMENTS
Tactical Allocation Services, Inc. ("Tactical") serves as the Fund's investment adviser pursuant an Investment Advisory Agreement with the Trust. As compensation for its services to the Fund, Tactical receives an annual investment advisory fee of 2.5% based on the Fund's average daily net assets. Tactical, in its capacity as adviser has entered into sub-advisory agreements with Battenkill Asset Management and Robert Grey Registered Investment Adviser doing business as Denver Money Manager to manage a portion of the investments of the Fund. Tactical will pay each sub-advisor an annual negotiated fee out of its investment advisory fee received pursuant to the Investment Advisory Agreement.

The Trust has entered into an Operating Services Agreement with Tactical to provide all day to day services to the Fund. The Fund will pay Tactical an annual operating service fee of 1.00% of the Fund's daily net assets.

For the period January 21, 2004 to April 11, 2004, Tactical voluntarily waived the entire investment advisory and operating service fees it was entitled to receive.

5. DISTRIBUTOR
The Trustees have adopted a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Fund. Under the plan, ALPS Distributors, Inc. ("ADI"), the Distributor, receives a combined annual rate of 1.00% of the average daily net assets of the Fund, consisting of a 0.75% asset-based sales charge fee and a 0.25% service charge fee. ADI under the distribution and service plan, will pay all or a portion of this fee to financial intermediaries and other third parties including Greenberg and Associates Securities, Inc., an affiliated broker-dealer, as compensation for their ongoing sales support services.

6. PROXY VOTING
Fund policies and procedures used in determining how to vote proxies relating to fund securities is available without a charge, upon request, by contacting Agile Funds at 1.866.842.4553 and on the Commission's website at http://www.sec.gov.

7. DIRECTORS
The following is a list of the directors and executive officers of the Company and their principal occupations over the last five years.

INDEPENDENT DIRECTORS

                           POSITION WITH       PRINCIPAL OCCUPATION       OTHER
NAME, AGE AND ADDRESS      AGILE FUNDS, INC.   DURING THE PAST 5 YEARS    DIRECTORSHIPS
---------------------------------------------------------------------------------------
GEOFFREY T. PAVLIC (35)    Director            Mr. Pavlic has practiced   None
300 E. Maple Rd.,                              law since 1995, and is
Suite 200                                      currently an attorney
Birmingham, MI 48009                           with Kell & Lynch, PC

LARRY F. PISCIOTTA (60)    Director            Founder and President of   None
6911 S. Yosemite Street                        Brakes Plus(R)
Englewood, CO 80012

DANIEL L. SWIRES (48)      Director            Certified Public           None
9830 Isabelle Road                             Accountant with Daniel
Lafayette, CO 80026                            L. Swires, CPA

INTERESTED DIRECTORS AND OFFICERS

NEAL R. GREENBERG (47)     Senior Portfolio    Neal R. Greenberg has      None
4141 Arapahoe Ave, #207    Manager &           served as the Chief
Boulder, CO 80303          Director            Executive Officer of the
                                               Adviser and on the
                                               Adviser's Board of
                                               Directors since 1996. In
                                               addition, Mr. Greenberg
                                               has been the President
                                               of Greenberg &
                                               Associates, Inc., a
                                               registered investment
                                               adviser, since 1990.
                                               Since 2001, Mr.
                                               Greenberg has been the
                                               Chief Executive Officer
                                               of Agile Safety Group,
                                               LLC, a registered
                                               investment adviser.
                                               Since 1996, Mr.
                                               Greenberg has been the
                                               President of Greenberg &
                                               Associates Securities,
                                               Inc., an NASD member
                                               broker/dealer.

                           POSITION WITH       PRINCIPAL OCCUPATION       OTHER
NAME, AGE AND ADDRESS      AGILE FUNDS, INC.   DURING THE PAST 5 YEARS    DIRECTORSHIPS
---------------------------------------------------------------------------------------
TIMOTHY BARNETT (30)       Director            Timothy Barnett has        None
4141 Arapahoe Ave, #207                        served as the Vice
Boulder, CO 80303                              President of the Adviser
                                               since January 2003. In
                                               addition, Mr. Barnett
                                               has been employed by
                                               affiliates of the
                                               Adviser since 1996.

MARC NICOLAY (28)          President and       Marc Nicolay has not       None
4141 Arapahoe Ave., #207   Chief Executive     served in any executive
Boulder, CO 80303          Officer             capacity with the
                                               Adviser. Mr. Nicolay has
                                               been employed by
                                               affiliates of the
                                               Adviser since 1997.

PAUL RAMER                 Vice President      Paul Ramer has not         None
4141 Arapahoe Ave., #207                       served in any executive
Boulder, CO 80303                              capacity with the
                                               Adviser. Mr. Ramer has
                                               been employed by
                                               affiliates of the
                                               Adviser since 1998.

MICHAEL BRADY (34)         Chief Financial     Michael Brady has served   None
4141 Arapahoe Ave, #207    Officer,            as the President of the
Boulder, CO 80303          Treasurer and       Adviser since 1996. Mr.
                           Secretary           Brady has been the
                                               President of Agile
                                               Safety Group, LLC, a
                                               registered investment
                                               adviser, since 2001. In
                                               addition, Mr. Brady has
                                               been a Vice President of
                                               Greenberg & Associates
                                               Securities, Inc., an
                                               NASD member
                                               broker/dealer, since
                                               1996.

Except for their service on the Company's Board of Directors, the independent directors named above have not held any positions during the past two years with the Fund; any investment company; any investment adviser; any underwriter of the Fund; or any affiliate of the Fund or its investment advisers or underwriters.

AGILE FUNDS, INC.
P. O. Box 1355
Denver, CO 80201-1355
1.866.84.AGILE
(866.842.4453)


This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

Must be accompanied or preceded by a current prospectus.

For more information, please call 1.866.842.4453.

ALPS DISTRIBUTORS, INC., distributor

ITEM 2 - CODE OF ETHICS

       Not applicable to semi-annual report.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

       Not applicable to semi-annual report.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

       Not applicable to semi-annual report.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

       Not applicable.

ITEM 6 - SCHEDULE OF INVESTMENTS

       Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

       Not applicable.

ITEM 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

       Not applicable.

ITEM 9 - SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

        The Registrant has not adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Directors.

ITEM 10 - CONTROLS AND PROCEDURES

      (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

      (b) There was no change in the Registrant's internal control over financial reporting during Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - EXHIBITS

      (a)(1) Not applicable to semi-annual report.

      (a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

      (a)(3) Not applicable.

      (b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

                                          SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                    AGILE FUNDS, INC.

                                             By:    /s/Marc Nicolay
                                                    ---------------
                                                    Marc Nicolay
                                                    President

                                             Date:  July 6, 2004

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                             By:    /s/Marc Nicolay
                                                    ---------------
                                                    Marc Nicolay
                                                    President

                                             Date:  July 6, 2004

                                             By:    /s/Michael Brady
                                                    ---------------
                                                    Michael Brady
                                                    Treasurer

                                             Date:  July 6, 2004